Victory Pioneer Short Term Income Fund Performance Management - Victory Pioneer Short Term Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Narrative [Text Block]	On April 1, 2025, the Fund commenced operations when it reorganized (the “Reorganization”) with and continued the operations of the Pioneer Short Term Income Fund (the “predecessor fund”). The Fund’s investment objectives, principal investment strategies, policies and restrictions are substantially similar to those of the predecessor fund. The Fund’s financial statements and historical investment performance reflect those of the predecessor fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of the Bloomberg U.S. Aggregate Bond Total Return Index, which represents the U.S. investment-grade bond market, and serves as the Fund's regulatory broad-based securities market index. The Bloomberg One- to Three-Year Government/Credit Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.The returns shown for periods ending prior to the Reorganization are those of the Class A, Class C, Class K, and Class Y shares of the predecessor fund. Class A, Class C, Class K, and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R6, and Class Y shares, respectively, of the Fund in the Reorganization. Class C2 shares of the predecessor fund reorganized into Class C shares of the Fund in the Reorganization. Class A, Class C, Class R6, and Class Y shares' returns of the Fund will be different from the returns of the predecessor fund as they have different expenses.Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. Updated performance information is available on the Fund’s website at vcm.com.
Performance Past Does Not Indicate Future [Text]	the Bloomberg U.S. Aggregate Bond Total Return Index, which represents the U.S. investment-grade bond market, and serves as the Fund's regulatory broad-based securities market index. The Bloomberg One- to Three-Year Government/Credit Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	On April 1, 2025, the Fund commenced operations when it reorganized (the “Reorganization”) with and continued the operations of the Pioneer Short Term Income Fund (the “predecessor fund”). The Fund’s investment objectives, principal investment strategies, policies and restrictions are substantially similar to those of the predecessor fund. The Fund’s financial statements and historical investment performance reflect those of the predecessor fund. The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Returns for Class A Shares
Bar Chart Closing [Text Block]	For the period covered by the bar chart:During the periods shown in the chart:ReturnsQuarter endedHighest Quarter4.80%June 30, 2020Lowest Quarter-7.96%March 31, 2020Year-to-date return3.92%September 30, 2025
Performance Table Heading	Average Annual Total Returns(For the Periods Ended December 31, 2024)
Performance Table Narrative	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares. After-tax returns for Class C, Class R6, and Class Y shares will vary.
Performance Table Uses Highest Federal Rate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares. After-tax returns for Class C, Class R6, and Class Y shares will vary.
Performance Availability Website Address [Text]	vcm.com.
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	3.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020